Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000199773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.87%	1.21%	2.38%
C000038562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	3.86%	0.16%	1.47%
C000011299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	5.73%	1.07%	2.25%
C000038561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.16%	0.04%	1.65%
C000011302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.90%	1.16%	2.34%
Without Sales Load [Member] | C000038562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	4.86%	0.16%	1.47%
Without Sales Load [Member] | C000038561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.65%	0.92%	2.09%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.67%	0.92%	2.21%
California Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Customized Reference Benchmark
Average Annual Return, Percent	6.38%	0.73%